Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,784,974.42
Previously Paid Amount	728.00
Total Fee Amount	947.35
Total Offset Amount	0.00
Net Fee	$ 219.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A